INVESTMENTS AND OTHER FINANCIAL ASSETS - Financial Information Relating to FFS GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Non-current assets	€ 4,477,243	€ 4,065,305
Other current assets	137,763	130,228
Cash and cash equivalents	1,742,214	1,121,981	€ 1,388,901	€ 1,344,146
Total assets	9,497,146	8,051,312
Equity and liabilities
Equity	3,543,238	3,070,622	2,602,487	€ 2,211,416
Debt	3,351,888	2,477,186	2,811,779
Other liabilities	1,106,221	1,022,967
Total equity and liabilities	9,497,146	8,051,312
Profit or loss
Net revenues	6,676,668	5,970,146	5,095,254
Cost of sales	3,329,483	2,995,877	2,648,953
Selling, general and administrative costs	561,144	462,580	427,974
Other expenses/(income), net	12,443	18,898	21,548
Profit before taxes	1,888,956	1,602,354	1,177,766
Income tax expense	363,043	344,897	238,472
Net profit	1,525,913	1,257,457	939,294
Ferrari Financial Services GmbH
Assets
Non-current assets	4,825	3,566
Receivables from financing activities	1,371,071	1,187,535
Other current assets	8,766	29,590
Cash and cash equivalents	28,571	21,275
Total assets	1,413,233	1,241,966
Equity and liabilities
Equity	125,040	108,134
Debt	1,126,177	999,206
Other liabilities	162,016	134,626
Total equity and liabilities	1,413,233	1,241,966
Profit or loss
Net revenues	88,597	66,446	52,100
Cost of sales	52,415	37,198	22,943
Selling, general and administrative costs	9,966	9,314	8,923
Other expenses/(income), net	2,826	1,574	1,116
Profit before taxes	23,390	18,360	19,118
Income tax expense	6,472	5,147	5,336
Net profit	€ 16,918	€ 13,213	€ 13,782